HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Accounts receivable and other	$ 21,760	$ 18,928
Equity accounted investments	46,100	41,327	$ 40,698
Investment properties	100,865	96,782	96,686
Property, plant and equipment	115,489	100,009
Goodwill	20,227	14,714	14,550
Deferred income tax assets	3,340	3,338
Assets classified as held for sale	11,958
Liabilities
Accounts payable and other	52,546	50,682
Non-recourse borrowings of managed entities	165,057	139,324
Deferred income tax liabilities	20,328	15,913
Liabilities associated with assets classified as held for sale	3,148	2,359
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	213	6
Accounts receivable and other	298	67
Equity accounted investments	276	1,533
Investment properties	9,053	4,224
Property, plant and equipment	1,874	82
Goodwill	220	0
Other long-term assets	0	5
Deferred income tax assets	24	0
Assets classified as held for sale	11,958	5,917
Liabilities
Accounts payable and other	139	118
Non-recourse borrowings of managed entities	3,009	2,234
Deferred income tax liabilities	0	7
Liabilities associated with assets classified as held for sale	3,148	2,359
Real Estate
Assets
Equity accounted investments	24,829	21,024
Property, plant and equipment	10,864	8,432	$ 9,729
Goodwill	1,248	1,404
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	204
Accounts receivable and other	295
Equity accounted investments	130
Investment properties	9,053
Property, plant and equipment	1,820
Goodwill	220
Other long-term assets	0
Deferred income tax assets	24
Assets classified as held for sale	11,746
Liabilities
Accounts payable and other	136
Non-recourse borrowings of managed entities	3,006
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	3,142
Infrastructure
Assets
Equity accounted investments	9,569	10,530
Property, plant and equipment	38,655	32,167
Goodwill	8,979	6,634
Infrastructure | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	0
Accounts receivable and other	0
Equity accounted investments	146
Investment properties	0
Property, plant and equipment	0
Goodwill	0
Other long-term assets	0
Deferred income tax assets	0
Assets classified as held for sale	146
Liabilities
Accounts payable and other	0
Non-recourse borrowings of managed entities	0
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	0
Renewable Power and Other
Assets
Equity accounted investments	3,161	1,833
Renewable Power and Other | Assets and liabilities classified as held for sale
Liabilities
Liabilities associated with assets classified as held for sale	6
Renewable Power
Assets
Property, plant and equipment	50,317	45,206
Goodwill	966	$ 970
Renewable Power | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	9
Accounts receivable and other	3
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	54
Goodwill	0
Other long-term assets	0
Deferred income tax assets	0
Assets classified as held for sale	66
Liabilities
Accounts payable and other	3
Non-recourse borrowings of managed entities	3
Deferred income tax liabilities	$ 0